Interest Rate Swaps (Tables)	12 Months Ended
Sep. 30, 2011
Interest Rate Swaps
Fair Values And Locations Of Derivative Instruments Recorded On The Balance Sheet

		September 30,
Type of Contract	Balance Sheet Classification	2011	2010
Short term interest rate swaps	Accrued liabilities	$988	$—
Long term interest rate swaps	Other long-term liabilities	631	—

Total derivative contracts, net		$1,619	$—